UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-03391

                         CENTENNIAL GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  JUNE 30
                                                                -------

          Date of reporting period: JULY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003 / UNAUDITED
--------------------------------------------------------------------------------

                                PRINCIPAL                VALUE
                                   AMOUNT            SEE NOTE 1
---------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--101.0%
---------------------------------------------------------------
 FNMA Master
 Credit Facility:
  0.95%, 1/2/04              $ 25,000,000        $   24,999,340
  1.09%, 1/2/04-1/5/04         51,100,000            51,095,274
  1.10%, 2/2/04-3/1/04         53,400,000            53,338,718
  1.11%, 3/1/04                20,000,000            19,963,000
  1.11%, 4/1/04                19,175,000            19,121,789
  1.115%, 3/1/04               30,000,000            29,944,250
  1.12%, 3/1/04-5/3/04         32,500,000            32,405,578
---------------------------------------------------------------
 Federal Home
 Loan Bank:
  1.005%, 9/20/04 1            14,275,000            14,268,276
  1.04%, 1/7/04-1/28/04       166,956,000           166,865,023
  1.05%, 1/9/04-2/11/04       172,432,000           172,317,966
  1.06%, 1/16/04-2/20/04      229,365,000           229,126,543
  1.065%, 1/23/04              45,000,000            44,970,774
  1.07%, 1/20/04-3/24/04       79,184,000            78,999,250
  1.08%, 3/26/04               25,000,000            24,938,611
  1.082%, 4/5/05 1             50,000,000            49,997,485
  1.23%, 7/6/04                25,000,000            25,000,000
  1.52%, 11/26/04              10,000,000            10,000,000
  1.53%, 11/19/04              30,000,000            30,000,000
  1.56%, 12/7/04                5,000,000             5,000,000
  3.75%, 2/13/04-4/15/04       33,800,000            33,947,143
  4.875%, 4/16/04              10,750,000            10,865,228
  5.215%, 1/12/04              25,000,000            25,030,235
---------------------------------------------------------------
 Federal Home Loan
 Mortgage Corp.:
 1.045%, 4/1/04                35,000,000            34,907,547
 1.05%, 1/15/04-3/18/04        57,393,000            57,331,240
 1.055%, 3/25/04               38,000,000            37,906,690
 1.06%, 3/11/04                25,000,000            24,948,472
 1.07%, 2/5/04-2/19/04         65,000,000            64,908,917
 1.073%, 2/12/04               30,000,000            29,962,200
 1.075%, 2/26/04               25,000,000            24,958,194
 1.085%, 3/4/04                30,000,000            29,943,038



                                PRINCIPAL                VALUE
                                   AMOUNT            SEE NOTE 1
---------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES Continued
---------------------------------------------------------------
 Federal National
 Mortgage Assn.:
 1.016%, 1/20/04             $ 15,000,000        $   14,999,784
 1.04%, 1/29/04                25,000,000            24,979,778
 1.05%, 1/20/04-4/14/04        24,437,000            24,397,300
 1.06%, 3/31/04                30,000,000            29,921,625
 1.075%, 4/5/04                30,000,000            29,915,094
 1.08%, 3/17/04                34,000,000            33,924,633
 1.085%, 3/10/04               35,000,000            34,929,227
 3.625%, 4/15/04                6,500,000             6,546,937
 4.75%, 3/15/04                 3,000,000             3,022,172
---------------------------------------------------------------
 Overseas Private
 Investment Corp.:
 5.70%, 1/20/04 1,2             2,392,407             2,410,499
 5.73%, 1/20/04 1,2             2,167,711             2,171,686
                                                 --------------
 Total U.S.
 Government Agencies
 (Cost $1,664,279,516)                            1,664,279,516

---------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--2.0%
---------------------------------------------------------------
 Undivided interest of 91.67% in joint repurchase
 agreement (Principal Amount/Market Value
 $36,000,000, with a maturity value of
 $36,001,820) with PaineWebber, Inc.,
 0.91%, dated 12/31/03, to be repurchased
 at $33,001,668 on 1/2/04, collateralized
 by Federal Home Loan Mortgage
 Corp., 5%, 12/1/33, with a
 value of $36,780,632
 (Cost $33,000,000)            33,000,000            33,000,000

---------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $1,697,279,516)              103.0%        1,697,279,516
---------------------------------------------------------------
 LIABILITIES IN EXCESS
 OF OTHER ASSETS                     (3.0)          (48,788,859)
                             ----------------------------------
 NET ASSETS                         100.0%       $1,648,490,657
                             ==================================

 FOOTNOTES TO STATEMENT OF INVESTMENTS
 1. Represents the current interest rate for a variable or increasing rate security.
 2. Identifies issues considered to be illiquid. See Note 4 of Notes to Financial Statements.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 5 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------

 DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------
 Investments, at value (cost $1,697,279,516)-- see accompanying statement       $1,697,279,516
-----------------------------------------------------------------------------------------------
 Cash                                                                                5,750,329
-----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                 47,420,072
 Interest                                                                            1,495,933
 Other                                                                                 104,498
                                                                                ---------------
 Total assets                                                                    1,752,050,348

-----------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                              86,552,852
 Shares of beneficial interest redeemed                                             16,695,883
 Service plan fees                                                                     155,368
 Transfer and shareholder servicing agent fees                                          85,840
 Shareholder reports                                                                    54,813
 Trustees' compensation                                                                  2,768
 Other                                                                                  12,167
                                                                                ---------------
 Total liabilities                                                                 103,559,691

-----------------------------------------------------------------------------------------------
 NET ASSETS                                                                     $1,648,490,657
                                                                                ===============

-----------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------
 Paid-in capital                                                                $1,648,493,214
-----------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                           (2,557)
                                                                                ---------------
 NET ASSETS--applicable to 1,648,475,840 shares
 of beneficial interest outstanding                                             $1,648,490,657
                                                                                ===============

-----------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                $1.00

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 6 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                           $ 9,413,140

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                      3,693,820
--------------------------------------------------------------------------------
 Service plan fees                                                    1,730,960
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                          502,219
--------------------------------------------------------------------------------
 Shareholder reports                                                     36,344
--------------------------------------------------------------------------------
 Custodian fees and expenses                                              8,759
--------------------------------------------------------------------------------
 Trustees' compensation                                                   7,385
--------------------------------------------------------------------------------
 Other                                                                   73,410
                                                                    ------------
 Total expenses                                                       6,052,897
 Less reduction to custodian expenses                                    (1,581)
 Less reimbursement of expenses                                      (1,689,577)
                                                                    ------------
 Net expenses                                                         4,361,739

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                5,051,401

--------------------------------------------------------------------------------
 NET REALIZED LOSS ON INVESTMENTS                                        (1,956)

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                           $5,049,445
--------------------------------------------------------------------------------

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 7 | CENTENNIAL GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS                YEAR
                                                                ENDED               ENDED
                                                    DECEMBER 31, 2003            JUNE 30,
                                                          (UNAUDITED)                2003
------------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------------
 Net investment income                                 $    5,051,401      $   19,901,454
------------------------------------------------------------------------------------------
 Net realized gain (loss)                                      (1,956)             11,525
                                                       -----------------------------------
 Net increase in net assets resulting from operations       5,049,445          19,912,979

------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
 Dividends from net investment income                      (5,051,401)        (19,901,454)

------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
 resulting from beneficial
 interest transactions                                   (127,321,230)        228,169,387

------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------
 Total increase (decrease)                               (127,323,186)        228,180,912
------------------------------------------------------------------------------------------
 Beginning of period                                    1,775,813,843       1,547,632,931
                                                       -----------------------------------
 End of period                                         $1,648,490,657      $1,775,813,843
                                                       ===================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 8 | CENTENNIAL GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                    YEAR
                                              ENDED                                                   ENDED
                                  DECEMBER 31, 2003                                                JUNE 30,
                                         (UNAUDITED)     2003        2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $1.00      $1.00       $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain         -- 1      .01         .02        .05        .05        .04
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income            -- 1     (.01)       (.02)      (.05)      (.05)      (.04)
 Distributions from net realized gain            --         --          -- 1       --         --         --
                                             --------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                   --       (.01)       (.02)      (.05)      (.05)      (.04)
                                             ==============================================================

-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $1.00      $1.00       $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                0.29%      1.15%       1.92%      5.29%      5.07%      4.47%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)     $1,648     $1,776      $1,548     $1,458     $1,192     $1,213
-----------------------------------------------------------------------------------------------------------
 Average net assets (in millions)            $1,718     $1,744      $1,585     $1,367     $1,244     $1,245
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                         0.58%      1.14%       1.90%      5.13%      4.92%      4.37%
 Total expenses                                0.70%      0.70%       0.71%      0.73%      0.74%      0.74%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                            0.50%      0.38%       0.63%       N/A 4      N/A 4      N/A 4


 1. Less than $0.005 per share.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 9 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of December 31, 2003, the Trust had available for federal income tax purposes an estimated unused capital loss carryforward of $2,556 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2003 and the year ended June 30, 2003, the Trust used $0 and $0, respectively, of carryforward to offset capital gains realized.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the

 10 | CENTENNIAL GOVERNMENT TRUST

 Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED DECEMBER 31, 2003              YEAR ENDED JUNE 30, 2003
                                         SHARES             AMOUNT              SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
 Sold                             1,941,246,202    $ 1,941,246,202       4,283,051,983   $ 4,283,051,983
 Dividends and/or
 distributions reinvested             5,430,711          5,430,711          19,700,770        19,700,770
 Redeemed                        (2,073,998,143)    (2,073,998,143)     (4,074,583,366)   (4,074,583,366)
                                 ------------------------------------------------------------------------
 Net increase (decrease)           (127,321,230)   $  (127,321,230)        228,169,387   $   228,169,387
                                 ========================================================================

--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of net assets in excess of $1.5 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.50% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $1,689,577 for the six months ended December 31, 2003. Effective September 22, 2003, the expense limitation was terminated.

 11 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2003, the Trust paid $495,647 to SSI for services to the Trust.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. Fees incurred by the Trust under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 4. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was $4,582,185, which represents 0.28% of the Trust's net assets.

12 | CENTENNIAL GOVERNMENT TRUST

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

 13 | CENTENNIAL GOVERNMENT TRUST

SHAREHOLDER MEETING  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 On September 19, 2003, a special shareholder meeting was held at which shareholders elected all of the nominated Trustees and approved proposals 2 and 3 as described in the Trust's proxy statement for the meeting.

--------------------------------------------------------------------------------
 PROPOSAL NO. 1
 The eleven persons named below to serve as Trustee of the Trust until their successors are elected and shall qualify:

 NOMINEE                                  FOR           WITHHELD               TOTAL
------------------------------------------------------------------------------------
 James C. Swain               809,062,022.070     82,473,004.890     891,535,026.960
 Richard F. Grabish           812,779,148.200     78,755,878.760     891,535,026.960
 William L. Armstrong         808,247,584.720     83,287,442.240     891,535,026.960
 Robert G. Avis               809,858,051.280     81,676,975.680     891,535,026.960
 George C. Bowen              809,795,442.050     81,739,584.910     891,535,026.960
 Edward L. Cameron            811,349,086.530     80,185,940.430     891,535,026.960
 Jon S. Fossel                811,929,156.960     79,605,870.000     891,535,026.960
 Sam Freedman                 811,632,515.410     79,902,511.550     891,535,026.960
 F. William Marshall, Jr.     812,164,372.950     79,370,654.010     891,535,026.960
 Beverly L. Hamilton          816,845,453.510     74,689,573.450     891,535,026.960
 Robert J. Malone             812,393,012.270     79,142,014.690     891,535,026.960

             FOR             AGAINST            ABSTAIN     BROKER NON-VOTES               TOTAL
---------------------------------------------------------------------------------------------------------------------------
 PROPOSAL NO. 2
 Approval of the amendment to the Trust's fundamental investment restriction regarding investments in debt securities having a maturity greater than time limitation provided in Rule 2a-7:
 696,601,678.520     107,928,713.910     87,004,634.530                   --     891,535,026.960

--------------------------------------------------------------------------------

 PROPOSAL NO. 3
 To approve a new Investment Advisory Agreement to eliminate an expense limitation:
 599,802,216.840     212,813,425.350     78,919,384.770                   --     891,535,026.960

 14 | CENTENNIAL GOVERNMENT TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Trust has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10. CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)